Companies and businesses acquired and divested - Additional Information (Detail) € in Millions, ¥ in Millions, £ in Millions						1 Months Ended	12 Months Ended
	Oct. 14, 2022 EUR (€)	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 GBP (£)	Jan. 29, 2020 EUR (€)	Jan. 29, 2020 JPY (¥)	Jul. 30, 2018 EUR (€)	Dec. 31, 2022 EUR (€)	Oct. 27, 2022 EUR (€)	Feb. 28, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jul. 30, 2020 EUR (€)
Disclosure of detailed information about business combination [Line Items]
Percentage of voting equity interests acquired							50.00%
Liabilities held for sale disposal group including dicontinued operations							€ 84,339			€ 0
Gain on divestment of subsidiaries or associates	€ 87						288
Vienna Insurance Group AG Wiener Versicherung Gruppe [Member]
Disclosure of detailed information about business combination [Line Items]
Business sold, business combination	€ 176
Disposal of major subsidiary [member]
Disclosure of detailed information about business combination [Line Items]
Business sold, business combination | £			£ 10
Disposal of major subsidiary [member] | Stone Bridge [Member]
Disclosure of detailed information about business combination [Line Items]
Business sold, business combination		€ 65	£ 60
Japan [member] | Disposal of major subsidiary [member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)				€ 53
Business sold, business combination				€ 153	¥ 18,750
Sale of interest percentage				50.00%	50.00%
Netherlands [member]
Disclosure of detailed information about business combination [Line Items]
Liabilities held for sale disposal group including dicontinued operations							€ 84,339
Netherlands [member] | Discontinued operations [member]
Disclosure of detailed information about business combination [Line Items]
Percentage of voting equity interests acquired							29.99%	29.99%
Netherlands [member] | ASR [Member] | Strategic Sale [Member] | Discontinued operations [member]
Disclosure of detailed information about business combination [Line Items]
Gross cash receivable after costs to sell								€ 2,200
Netherlands [member] | Vereniging Aegon [member] | ASR [Member] | Strategic Sale [Member]
Disclosure of detailed information about business combination [Line Items]
Discontinued Operations Percentage Of Stake In A Company Receivable								29.99%
Banco Santander [member]
Disclosure of detailed information about business combination [Line Items]
Upfront consideration paid						€ 215					€ 187
Additional upfront consideration payable						€ 75
Percentage of voting equity interests acquired											51.00%
Additional upfront consideration payment due year						2024
Vienna Insurance Group AG Wiener Versicherung Gruppe [Member]
Disclosure of detailed information about business combination [Line Items]
Business sold, business combination							€ 700
Gain loss on disposal of Investment							€ 288
Increase In Group Solvency Ratio Percentage							7.00%
Increase In IFRS Equity							€ 465
Foreign currency translation reserve and revaluation reserve							177
Vienna Insurance Group AG Wiener Versicherung Gruppe [Member] | Central and eastern europe [member]
Disclosure of detailed information about business combination [Line Items]
Sales of interests in other businesses							830
Vienna Insurance Group Inc Verischrung Grouppe [Member] | Hungary And Turkey [Member]
Disclosure of detailed information about business combination [Line Items]
Cash on hand included in cash received as part of trnsaction proceeds							96
Liabilities held for sale disposal group including dicontinued operations							1,200
Assets held for sale or disposal groups classfied as held for sale							€ 1,400
Resources LLC [Member]
Disclosure of detailed information about business combination [Line Items]
Percentage of voting equity interests acquired									100.00%
Total consideration transferred									€ 33
Goodwill recognised as of acquisition date									16
Fair value of net assets									€ 17